EQUITY-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Fair Value Assumptions	The fair value of the option grants awarded during the nine - month period ended September 30, 2024 was $0.1 million, which has been estimated with the following assumptions on the grant date.

Nine Months Ended September 30 2024
Risk-free interest rate	4.25%-4.61%
Volatility	106.07% - 123.31%
Expected life (years)	5.00-6.00
Expected dividend yield	0%
The fair value of the option grants of $0.5 million has been estimated with the following assumptions for the year ended December 31, 2022:

2022
Risk-free interest rate	1.62%-1.70%
Volatility	125.19% - 126.42%
Expected life (years)	5 -6 years
Expected dividend yield	0.00%

Summary of Stock Option Activity
The following table summarizes stock option activity for employees and non-employees for the nine months ended September 30, 2024 and 2023:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)
Outstanding at December 31, 2022	13,391	$189.36	8.29
Granted	—
Exercised	—
Forfeited	—
Expired	—
Outstanding at September 30, 2023	13,391	$189.36	7.54
Exercisable at September 30, 2023	8,893	$226.40	7.36

Outstanding at December 31, 2023	11,164	$190.24	7.26
Granted	21,125	$3.02
Exercised	—
Forfeited	735
Expired	—
Outstanding at September 30, 2024	31,554	$66.75	8.45
Exercisable at September 30, 2024	9,086	$206.48	6.41

The following table summarizes stock option activity for employees and non-employees for the twelve months ended December 31, 2023 and 2022:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)
Outstanding at December 31, 2021	7,990	$550	8.50
Granted	6,420	88
Exercised	—	—
Forfeited	(847)	—
Expired	(172)	—
Outstanding at December 31, 2022	13,391	$189	8.29
Exercisable at December 31, 2022	4,763	$287	7.63

Granted	—	$—
Exercised	—
Forfeited	(2,228)
Expired	—
Outstanding at December 31, 2023	11,163	$190	7.26
Exercisable at December 31, 2023	8,448	$212	7.13